Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 90,683	$ 68,613	$ 59,061
Other income	108,322	26,950	41,629
Research and development expenses	(78,654,217)	(25,891,851)	(12,064,008)
Patent expenses	(131,788)	(137,666)	(282,042)
Intellectual property expenses	(28,713)	(291,235)	(74,938)
Administration expenses	(17,901,112)	(13,399,748)	(4,702,860)
Occupancy expenses	(21,307)	(18,445)	(23,272)
Finance income - interest income	235,468	372,001	480,453
Net foreign exchange loss	(2,813,993)	(11,011,961)	(265,989)
Loss before income tax	(99,116,657)	(50,283,342)	(16,831,966)
Income tax benefit	6,299,286	4,938,846	5,708,767
Loss for the year	(92,817,371)	(45,344,496)	(11,123,199)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on investments in financial assets		469,767	41,098
Other comprehensive income for the year, net of tax		469,767	41,098
Total comprehensive loss for the year	(92,817,371)	(44,874,729)	(11,082,101)
Loss for the year is attributable to:
Owners of the Company	(92,817,371)	(45,344,496)	(11,123,199)
Loss for the year	(92,817,371)	(45,344,496)	(11,123,199)
Total comprehensive loss for the year is attributable to:
Owners of the Company	(92,817,371)	(44,874,729)	(11,082,101)
Total comprehensive loss for the year	$ (92,817,371)	$ (44,874,729)	$ (11,082,101)
Loss per share attributable to the owners of the Company:
- Basic and diluted loss per share (cents)	$ (26.40)	$ (14.15)	$ (4.27)